John Hancock
Hedged Equity & Income Fund
Quarterly portfolio holdings 9/30/2021

Fund’s investments
As of 9-30-21 (unaudited)
	Shares	Value
Common stocks 80.9%		$127,749,831
(Cost $124,177,945)
Communication services 8.0%		12,602,256
Diversified telecommunication services 3.5%
AT&T, Inc.	15,516	419,087
BT Group PLC (A)	48,573	104,131
Frontier Communications Parent, Inc. (A)	1,784	49,720
Hellenic Telecommunications Organization SA	60,301	1,131,924
Koninklijke KPN NV	281,944	887,210
KT Corp.	4,792	131,058
Magyar Telekom Telecommunications PLC	25,587	34,944
Nippon Telegraph & Telephone Corp.	4,312	119,482
Orange SA	10,077	108,981
Swisscom AG	326	187,607
Telenor ASA	23,899	402,268
Telkom Indonesia Persero Tbk PT	134,568	34,458
Turk Telekomunikasyon AS	75,506	63,675
Verizon Communications, Inc.	35,299	1,906,499
Entertainment 0.2%
DeNA Company, Ltd.	4,570	84,768
G-bits Network Technology Xiamen Company, Ltd., Class A	1,100	66,624
Koei Tecmo Holdings Company, Ltd.	719	34,129
Nintendo Company, Ltd.	376	179,684
Interactive media and services 0.1%
Gree, Inc.	17,250	95,020
Media 2.5%
Comcast Corp., Class A	23,513	1,315,082
Criteo SA, ADR (A)	1,787	65,494
Cyfrowy Polsat SA	73,975	662,309
Fuji Media Holdings, Inc.	3,065	32,434
Metropole Television SA	3,692	76,697
Nippon Television Holdings, Inc.	5,770	65,156
Omnicom Group, Inc.	4,937	357,735
RTL Group SA	1,798	106,765
Television Francaise 1	9,690	94,992
The Interpublic Group of Companies, Inc.	3,821	140,116
TV Asahi Holdings Corp.	3,830	59,818
ViacomCBS, Inc., Class B	537	21,217
WPP PLC	64,618	865,724
Zee Entertainment Enterprises, Ltd.	9,605	39,127
Wireless telecommunication services 1.7%
America Movil SAB de CV, Series L	728,190	644,528
America Movil SAB de CV, Series L, ADR	6,578	116,233
Globe Telecom, Inc.	1,269	74,177
KDDI Corp.	28,943	952,894
MTN Group, Ltd. (A)	7,736	72,662
SK Telecom Company, Ltd.	710	192,848
SoftBank Corp.	36,001	488,346
Turkcell Iletisim Hizmetleri AS	29,332	50,329
VEON, Ltd., ADR (A)	31,877	66,304
2	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Consumer discretionary 6.4%		$10,188,444
Auto components 0.4%
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,100	58,722
Continental AG (A)	873	94,772
Exedy Corp.	2,655	40,509
Hankook Tire & Technology Company, Ltd.	1,585	57,439
Hyundai Mobis Company, Ltd.	141	29,754
NOK Corp.	6,255	73,273
Sumitomo Electric Industries, Ltd.	3,980	52,925
Sumitomo Riko Company, Ltd.	2,990	20,383
Tachi-S Company, Ltd.	3,090	35,023
Tokai Rika Company, Ltd.	4,630	66,245
Toyota Boshoku Corp.	2,500	44,225
TS Tech Company, Ltd.	3,880	49,854
Unipres Corp.	4,880	40,005
Vitesco Technologies Group AG (A)	1	35
Automobiles 1.9%
Astra International Tbk PT	178,471	68,142
Daimler AG	2,147	189,433
Dongfeng Motor Group Company, Ltd., H Shares	110,649	98,533
Hero MotoCorp, Ltd.	2,989	114,024
Honda Motor Company, Ltd.	33,056	1,016,267
Isuzu Motors, Ltd.	70,772	920,759
Kia Corp.	310	20,936
Mitsubishi Motors Corp. (A)	9,000	24,550
Nissan Motor Company, Ltd. (A)	19,020	95,052
Renault SA (A)	1,899	67,371
Subaru Corp.	1,600	29,568
Toyota Motor Corp.	21,735	387,261
Diversified consumer services 0.0%
Benesse Holdings, Inc.	410	9,271
Hotels, restaurants and leisure 0.9%
Darden Restaurants, Inc.	1,730	262,043
McDonald’s Corp.	992	239,181
OPAP SA	18,758	290,202
Sands China, Ltd. (A)	208,000	425,672
Starbucks Corp.	1,626	179,364
Household durables 0.7%
Coway Company, Ltd.	810	50,557
Garmin, Ltd.	2,008	312,164
Newell Brands, Inc.	26,761	592,489
Nikon Corp.	6,195	68,785
Tamron Company, Ltd.	760	18,022
Leisure products 0.1%
Bandai Namco Holdings, Inc.	2,341	175,991
Hasbro, Inc.	378	33,725
Multiline retail 0.1%
Marks & Spencer Group PLC (A)	18,388	45,136
Target Corp.	687	157,165
Specialty retail 1.5%
CECONOMY AG (A)	9,808	42,140
Industria de Diseno Textil SA	18,315	673,914
Kingfisher PLC	15,245	68,814
Shimamura Company, Ltd.	1,040	97,209
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	3

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
The Home Depot, Inc.	3,260	$1,070,128
USS Company, Ltd.	18,963	322,795
Xebio Holdings Company, Ltd.	4,955	50,281
Textiles, apparel and luxury goods 0.8%
Bosideng International Holdings, Ltd.	934,911	661,245
Cie Financiere Richemont SA, A Shares	5,576	578,131
Sanyo Shokai, Ltd. (A)	1,860	17,454
Yue Yuen Industrial Holdings, Ltd. (A)	25,420	51,506
Consumer staples 6.0%		9,438,048
Beverages 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,358	51,461
Anhui Gujing Distillery Company, Ltd., Class A	1,364	50,171
Coca-Cola Femsa SAB de CV	113,794	642,360
Coca-Cola Icecek AS	6,502	61,777
Embotelladora Andina SA, Series B, ADR	3,822	49,495
Luzhou Laojiao Company, Ltd., Class A	1,000	34,321
PepsiCo, Inc.	1,697	255,246
The Coca-Cola Company	5,005	262,612
Food and staples retailing 0.5%
J Sainsbury PLC	29,627	113,554
METRO AG	2,018	26,182
Seven & i Holdings Company, Ltd.	15,210	692,427
Food products 1.7%
Astral Foods, Ltd.	3,386	39,814
General Mills, Inc.	3,355	200,696
Kellogg Company	15,094	964,808
Mondelez International, Inc., Class A	975	56,726
Nestle SA	9,125	1,099,471
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	216,185	18,366
The Hershey Company	417	70,577
The J.M. Smucker Company	488	58,575
The Kraft Heinz Company	4,063	149,600
Ulker Biskuvi Sanayi AS	22,041	47,231
Household products 1.0%
Colgate-Palmolive Company	1,909	144,282
Kimberly-Clark Corp.	1,262	167,139
The Clorox Company	607	100,525
The Procter & Gamble Company	7,552	1,055,770
Unilever Indonesia Tbk PT	368,439	101,612
Personal products 0.1%
Unilever PLC	1,693	91,656
Tobacco 1.8%
Altria Group, Inc.	11,827	538,365
British American Tobacco PLC	7,461	260,796
KT&G Corp.	2,568	175,686
Philip Morris International, Inc.	19,588	1,856,747
Energy 4.8%		7,560,028
Energy equipment and services 0.1%
Fugro NV (A)	3,804	39,871
Saipem SpA (A)	16,313	40,031
4	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
The Drilling Company of 1972 A/S (A)	216	$8,107
Trican Well Service, Ltd. (A)	16,104	37,634
Oil, gas and consumable fuels 4.7%
ARC Resources, Ltd.	7,038	65,957
BP PLC	64,287	292,818
Cameco Corp.	3,540	76,915
Canadian Natural Resources, Ltd.	20,360	744,412
Chevron Corp.	2,056	208,581
Coal India, Ltd.	100,326	248,773
Enbridge, Inc.	32,165	1,281,419
Eni SpA	14,659	195,481
Exxon Mobil Corp.	7,655	450,267
Foresight Energy LLC (A)	191	2,667
Galp Energia SGPS SA	2,937	33,358
Gazprom PJSC, ADR	12,982	129,041
Inpex Corp.	13,090	101,923
Japan Petroleum Exploration Company, Ltd.	2,055	38,475
LUKOIL PJSC, ADR	331	31,332
Oil & Natural Gas Corp., Ltd.	43,011	82,951
Ovintiv, Inc.	2,609	85,731
Royal Dutch Shell PLC, B Shares	18,570	411,448
Surgutneftegas PJSC, ADR (London Stock Exchange)	14,151	70,884
TC Energy Corp.	24,504	1,179,349
The Williams Companies, Inc.	9,601	249,050
TotalEnergies SE	28,937	1,383,129
Tourmaline Oil Corp.	1,480	51,705
YPF SA, ADR (A)	4,017	18,719
Financials 18.5%		29,212,388
Banks 8.7%
ABN AMRO Bank NV (A)(B)	8,470	122,200
AIB Group PLC (A)	37,614	102,384
Banco Bilbao Vizcaya Argentaria SA (A)	101,738	671,532
Bank Mandiri Persero Tbk PT	209,550	89,559
Bank of America Corp.	41,840	1,776,108
Bank of Ireland Group PLC (A)	17,254	102,330
BNP Paribas SA	3,403	217,726
BPER Banca	28,319	63,041
CaixaBank SA	47,936	148,651
Canara Bank (A)	16,789	38,763
CIMB Group Holdings BHD	62,781	71,394
Dah Sing Financial Holdings, Ltd.	11,530	34,519
DGB Financial Group, Inc.	8,232	68,625
DNB Bank ASA (A)	46,088	1,047,796
Erste Group Bank AG	2,075	91,112
Huntington Bancshares, Inc.	9,005	139,217
Industrial Bank of Korea	3,944	34,750
ING Groep NV	65,074	946,078
Kasikornbank PCL	16,732	65,187
Kasikornbank PCL, NVDR	14,682	57,200
KB Financial Group, Inc.	3,345	155,568
Mitsubishi UFJ Financial Group, Inc.	187,869	1,110,555
Nedbank Group, Ltd.	52,084	603,709
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	5

	Shares	Value
Financials (continued)
Banks (continued)
Nordea Bank ABP	50,920	$656,169
Resona Holdings, Inc.	34,010	136,040
Royal Bank of Canada	10,531	1,047,862
Sberbank of Russia PJSC, ADR	3,353	62,869
Shinhan Financial Group Company, Ltd.	3,823	129,139
Societe Generale SA	4,879	152,785
Standard Chartered PLC	124,520	727,916
Sumitomo Mitsui Financial Group, Inc.	5,100	179,415
Sumitomo Mitsui Trust Holdings, Inc.	3,760	129,494
The Bank of Nova Scotia	32,945	2,027,785
The Tochigi Bank, Ltd.	9,810	16,079
Truist Financial Corp.	6,705	393,248
Unicaja Banco SA (B)	62,421	64,924
UniCredit SpA	13,613	180,150
Woori Financial Group, Inc.	12,341	120,450
Capital markets 2.2%
BlackRock, Inc.	169	141,734
CME Group, Inc.	3,351	648,016
GAM Holding AG (A)	3,875	7,055
Hargreaves Lansdown PLC	1,076	20,660
Ichiyoshi Securities Company, Ltd.	4,150	25,515
Intercontinental Exchange, Inc.	482	55,343
Julius Baer Group, Ltd.	727	48,302
Macquarie Group, Ltd.	4,968	641,847
Magellan Financial Group, Ltd.	783	19,654
MarketAxess Holdings, Inc.	64	26,924
Nomura Holdings, Inc.	9,823	48,426
Partners Group Holding AG	27	42,137
T. Rowe Price Group, Inc.	1,976	388,679
The Blackstone Group, Inc.	570	66,314
UBS Group AG	84,773	1,353,114
Consumer finance 0.0%
Provident Financial PLC (A)	12,625	56,667
Diversified financial services 1.1%
FirstRand, Ltd.	186,240	794,942
G-Resources Group, Ltd. (A)	20,130	7,603
ORIX Corp.	36,491	682,802
REC, Ltd.	75,625	159,899
Insurance 6.4%
Admiral Group PLC	9,565	399,659
Ageas SA/NV	2,008	99,437
Allianz SE	884	198,056
Arthur J. Gallagher & Company	459	68,230
Assicurazioni Generali SpA	26,178	554,429
Aviva PLC	27,979	148,285
AXA SA	73,938	2,049,062
China Reinsurance Group Corp., H Shares	674,818	76,105
Dai-ichi Life Holdings, Inc.	6,215	135,929
Gjensidige Forsikring ASA	2,032	45,005
Great-West Lifeco, Inc.	22,168	674,526
Medibank Private, Ltd.	265,702	678,395
Old Mutual, Ltd.	90,874	99,426
6	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Phoenix Group Holdings PLC	39,059	$337,673
Sanlam, Ltd.	34,990	148,194
SCOR SE	2,788	80,283
Shin Kong Financial Holding Company, Ltd.	124,771	41,459
Sompo Holdings, Inc.	14,617	634,159
Swiss Re AG	2,068	176,504
T&D Holdings, Inc.	12,305	168,799
The Progressive Corp.	15,654	1,414,965
Tokio Marine Holdings, Inc.	21,200	1,136,426
Tongyang Life Insurance Company, Ltd.	7,420	43,693
Zurich Insurance Group AG	1,480	605,202
Mortgage real estate investment trusts 0.1%
Annaly Capital Management, Inc.	21,440	180,525
Health care 9.7%		15,381,377
Biotechnology 0.9%
AbbVie, Inc.	11,472	1,237,485
Amgen, Inc.	972	206,696
Health care equipment and supplies 0.8%
Abbott Laboratories	2,231	263,548
Becton, Dickinson and Company	280	68,830
Medtronic PLC	7,755	972,089
Paramount Bed Holdings Company, Ltd.	1,810	36,090
Health care providers and services 0.9%
Alfresa Holdings Corp.	4,570	68,268
Cardinal Health, Inc.	1,795	88,781
CVS Health Corp.	1,359	115,325
Fresenius SE & Company KGaA	3,458	165,518
Sonic Healthcare, Ltd.	22,457	648,989
UnitedHealth Group, Inc.	788	307,903
Health care technology 0.0%
AGFA-Gevaert NV (A)	7,366	33,891
Life sciences tools and services 0.0%
CMIC Holdings Company, Ltd.	1,390	18,585
Pharmaceuticals 7.1%
AstraZeneca PLC	12,111	1,459,590
Bristol-Myers Squibb Company	13,985	827,492
Eisai Company, Ltd.	750	56,181
Eli Lilly & Company	614	141,865
GlaxoSmithKline PLC	7,085	133,716
Johnson & Johnson	9,120	1,472,880
Kissei Pharmaceutical Company, Ltd.	1,800	38,740
Merck & Company, Inc.	26,452	1,986,810
Novartis AG	17,673	1,449,171
Ono Pharmaceutical Company, Ltd.	4,410	100,564
Pfizer, Inc.	58,928	2,534,467
Roche Holding AG	1,590	580,302
Sanofi	1,115	107,334
Takeda Pharmaceutical Company, Ltd.	7,891	260,267
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	7

	Shares	Value
Industrials 8.2%		$12,884,465
Aerospace and defense 1.8%
Austal, Ltd.	14,461	19,421
Babcock International Group PLC (A)	16,913	84,321
BAE Systems PLC	170,914	1,294,512
Dassault Aviation SA	670	75,314
Lockheed Martin Corp.	3,842	1,325,874
Northrop Grumman Corp.	83	29,892
Air freight and logistics 0.2%
bpost SA (A)	2,687	23,694
CH Robinson Worldwide, Inc.	1,137	98,919
PostNL NV	12,242	59,068
United Parcel Service, Inc., Class B	999	181,918
Airlines 0.1%
Japan Airlines Company, Ltd. (A)	4,750	113,082
Building products 0.2%
Cie de Saint-Gobain	3,367	226,589
Zhejiang Weixing New Building Materials Company, Ltd., Class A	15,700	40,918
Commercial services and supplies 0.3%
Aeon Delight Company, Ltd.	2,129	67,647
Prosegur Cia de Seguridad SA	19,667	58,622
Republic Services, Inc.	678	81,401
Toppan Forms Company, Ltd.	4,220	38,634
TOPPAN, Inc.	3,280	55,614
Waste Management, Inc.	590	88,122
Construction and engineering 0.8%
China State Construction Engineering Corp., Ltd., Class A	35,600	26,371
Chiyoda Corp. (A)	6,355	22,261
Implenia AG (A)	1,726	38,297
JGC Holdings Corp.	10,395	96,694
Raubex Group, Ltd.	8,408	20,344
Vinci SA	9,971	1,037,072
Electrical equipment 0.1%
Cosel Company, Ltd.	4,360	37,175
Emerson Electric Company	305	28,731
Ushio, Inc.	4,570	85,643
Zumtobel Group AG	2,577	26,924
Industrial conglomerates 0.2%
3M Company	1,897	332,772
Machinery 0.7%
Caterpillar, Inc.	382	73,333
Hino Motors, Ltd.	11,620	107,902
Hisaka Works, Ltd.	2,930	23,105
Kone OYJ, B Shares	5,728	402,383
Mitsubishi Heavy Industries, Ltd.	1,615	43,272
OKUMA Corp.	910	43,840
PACCAR, Inc.	2,161	170,546
Shibaura Machine Company, Ltd.	453	11,126
Stanley Black & Decker, Inc.	341	59,781
Sumitomo Heavy Industries, Ltd.	2,790	72,713
The Japan Steel Works, Ltd.	1,910	49,436
THK Company, Ltd.	4,650	102,039
8	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Industrials (continued)
Marine 0.1%
D/S Norden A/S	2,794	$71,180
Pacific Basin Shipping, Ltd.	168,614	78,041
Professional services 1.2%
Adecco Group AG	3,332	166,952
Bureau Veritas SA	28,513	879,947
Hays PLC	41,257	89,960
PageGroup PLC	9,592	80,336
Randstad NV	9,366	630,585
SThree PLC	5,505	43,071
Road and rail 0.0%
The Go-Ahead Group PLC (A)	2,154	23,229
Trading companies and distributors 2.5%
Ferguson PLC	4,443	616,785
Marubeni Corp.	86,769	717,859
Mitsubishi Corp.	31,260	981,640
Mitsui & Company, Ltd.	35,648	779,514
Rexel SA (A)	4,398	84,741
SIG PLC (A)	21,167	13,673
Triton International, Ltd.	13,062	679,746
Transportation infrastructure 0.0%
Kamigumi Company, Ltd.	3,430	71,884
Information technology 8.1%		12,834,382
Communications equipment 1.0%
Cisco Systems, Inc.	26,110	1,421,167
Motorola Solutions, Inc.	127	29,505
Nokia OYJ (A)	29,088	160,429
Electronic equipment, instruments and components 0.4%
Alps Alpine Company, Ltd.	5,710	61,870
Chaozhou Three-Circle Group Company, Ltd., Class A	20,900	119,491
Citizen Watch Company, Ltd.	16,275	74,568
Delta Electronics Thailand PCL	1,314	18,135
Enplas Corp.	370	10,415
Foxconn Technology Company, Ltd.	26,276	65,712
Guangzhou Shiyuan Electronic Technology Company, Ltd., Class A	3,500	42,398
Hon Hai Precision Industry Company, Ltd.	24,730	92,307
Nichicon Corp.	2,370	22,361
Nippon Chemi-Con Corp. (A)	3,370	64,572
PAX Global Technology, Ltd.	62,770	78,783
Wuhu Token Science Company, Ltd., Class A	24,900	28,396
IT services 1.4%
Automatic Data Processing, Inc.	1,076	215,114
Broadridge Financial Solutions, Inc.	1,198	199,635
Fidelity National Information Services, Inc.	909	110,607
IBM Corp.	3,362	467,083
Itochu Techno-Solutions Corp.	5,204	168,998
Jack Henry & Associates, Inc.	541	88,756
Mastercard, Inc., Class A	931	323,690
Paychex, Inc.	845	95,020
Sopra Steria Group SACA	136	25,197
The Western Union Company	5,482	110,846
Visa, Inc., Class A	1,864	415,206
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	9

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 3.8%
Analog Devices, Inc.	2,431	$407,144
Broadcom, Inc.	844	409,281
Disco Corp.	788	220,709
Intel Corp.	13,554	722,157
KLA Corp.	640	214,086
Miraial Company, Ltd.	2,090	30,076
NVIDIA Corp.	526	108,966
QUALCOMM, Inc.	1,921	247,771
Skyworks Solutions, Inc.	873	143,853
Taiwan Semiconductor Manufacturing Company, Ltd.	67,000	1,385,700
Texas Instruments, Inc.	10,638	2,044,730
Tokyo Seimitsu Company, Ltd.	795	32,628
Software 0.3%
Intuit, Inc.	552	297,810
Trend Micro, Inc.	2,488	138,552
Technology hardware, storage and peripherals 1.2%
Canon, Inc.	8,855	216,665
Catcher Technology Company, Ltd.	13,274	79,348
HP, Inc.	7,425	203,148
Maxell Holdings, Ltd.	3,330	39,801
Quadient SA	2,851	68,496
Samsung Electronics Company, Ltd.	9,795	607,237
Seiko Epson Corp.	34,966	705,963
Materials 4.2%		6,613,844
Chemicals 1.1%
BASF SE	3,282	248,809
China BlueChemical, Ltd., H Shares	169,896	62,013
EMS-Chemie Holding AG	110	103,931
Mitsui Chemicals, Inc.	19,621	655,518
Sumitomo Chemical Company, Ltd.	131,092	680,400
Construction materials 0.2%
Holcim, Ltd. (A)	3,815	183,826
Imerys SA	1,345	57,947
Taiheiyo Cement Corp.	3,490	72,106
Vicat SA	1,200	53,348
Containers and packaging 0.1%
International Paper Company	2,712	151,655
Nampak, Ltd. (A)	49,556	10,923
Metals and mining 2.8%
African Rainbow Minerals, Ltd.	6,333	80,834
Anglo American Platinum, Ltd.	563	48,629
Anglo American PLC	4,296	150,569
Barrick Gold Corp.	4,670	84,323
BHP Group PLC	7,088	178,578
BHP Group, Ltd.	13,436	358,847
Centerra Gold, Inc.	6,082	41,536
Chubu Steel Plate Company, Ltd.	1,386	10,267
Eldorado Gold Corp. (A)	3,640	28,137
Endeavour Mining PLC	2,072	46,639
Eregli Demir ve Celik Fabrikalari TAS	40,615	74,792
Fortescue Metals Group, Ltd.	6,095	64,924
10	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Gold Fields, Ltd.	5,339	$43,764
Harmony Gold Mining Company, Ltd., ADR	10,118	31,872
Impala Platinum Holdings, Ltd.	4,522	50,962
Kinross Gold Corp.	8,273	44,343
Korea Zinc Company, Ltd.	332	140,065
Kyoei Steel, Ltd.	4,060	50,146
Maruichi Steel Tube, Ltd.	3,070	70,999
MMC Norilsk Nickel PJSC, ADR	10,081	301,624
Nakayama Steel Works, Ltd.	5,750	21,963
Neturen Company, Ltd.	4,020	23,110
Newmont Corp.	1,356	73,645
Nippon Steel Corp.	34,760	625,192
Norsk Hydro ASA	14,734	109,974
Nucor Corp.	735	72,390
OceanaGold Corp. (A)	21,113	34,505
Pacific Metals Company, Ltd.	1,590	26,349
Polyus PJSC, GDR	246	20,102
Polyus PJSC, GDR (London Stock Exchange)	29	2,370
Resolute Mining, Ltd. (A)	34,592	10,380
Rio Tinto PLC	17,493	1,146,703
Rio Tinto, Ltd.	995	70,835
Tokyo Steel Manufacturing Company, Ltd.	6,560	67,356
Western Areas, Ltd. (A)	18,654	39,841
Yamato Kogyo Company, Ltd.	1,805	57,807
Yodogawa Steel Works, Ltd.	1,330	28,996
Real estate 2.9%		4,602,541
Equity real estate investment trusts 1.8%
Boston Properties, Inc.	7,004	758,883
Digital Realty Trust, Inc.	1,740	251,343
Extra Space Storage, Inc.	173	29,062
Iron Mountain, Inc.	2,589	112,492
Land Securities Group PLC	6,840	63,751
Medical Properties Trust, Inc.	59,784	1,199,865
Omega Healthcare Investors, Inc.	2,700	80,892
Public Storage	818	243,028
The British Land Company PLC	9,982	66,237
WP Carey, Inc.	1,057	77,203
Real estate management and development 1.1%
CK Asset Holdings, Ltd.	17,128	98,825
Mitsubishi Estate Company, Ltd.	7,640	121,650
Nexity SA	17,842	848,423
The Wharf Holdings, Ltd.	196,768	650,887
Utilities 4.1%		6,432,058
Electric utilities 2.6%
Alliant Energy Corp.	1,060	59,339
American Electric Power Company, Inc.	1,587	128,833
CEZ AS	6,041	196,530
Duke Energy Corp.	13,158	1,284,089
Edison International	13,371	741,689
Entergy Corp.	491	48,761
Exelon Corp.	16,366	791,132
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	11

	Shares	Value
Utilities (continued)
Electric utilities (continued)
FirstEnergy Corp.	19,060	$678,917
NextEra Energy, Inc.	825	64,779
PPL Corp.	6,290	175,365
Gas utilities 0.1%
Enagas SA	2,972	66,050
Naturgy Energy Group SA	3,433	86,412
Independent power and renewable electricity producers 0.0%
NTPC, Ltd.	6,176	11,759
Multi-utilities 1.3%
Centrica PLC (A)	64,016	48,611
CMS Energy Corp.	370	22,100
Consolidated Edison, Inc.	4,121	299,143
Dominion Energy, Inc.	1,114	81,344
Engie SA	14,262	186,592
National Grid PLC	111,809	1,332,284
WEC Energy Group, Inc.	503	44,365
Water utilities 0.1%

Cia de Saneamento Basico do Estado de Sao Paulo	11,855	83,964
Preferred securities 0.6%		$921,260
(Cost $924,258)
Consumer discretionary 0.5%		779,713
Automobiles 0.5%
Volkswagen AG	3,498	779,713
Information technology 0.1%		118,603
Technology hardware, storage and peripherals 0.1%
Samsung Electronics Company, Ltd.	2,033	118,603
Materials 0.0%		22,944
Chemicals 0.0%

LG Chem, Ltd.	73	22,944
Exchange-traded funds 0.1%		$86,947
(Cost $86,445)
iShares Core MSCI EAFE ETF	1,171	86,947
Closed-end funds 0.0%		$49,217
(Cost $40,964)
Sprott Physical Uranium Trust (A)	4,390	49,217
Other equity investments 0.0%		$0
(Cost $240,553)
Allstar Co-Invest LLC (LLC Interest) (A)(C)(D)	236,300	0

	Rate (%)	Maturity date	Par value^	Value
Foreign government obligations 0.0%				$52,075
(Cost $59,812)
Argentina 0.0%				52,075
Republic of Argentina
Bond (1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter)	1.125	07-09-35	75,000	24,530

Bond (2.500% to 7-9-22, then 3.500% to 7-9-29, then 4.875% thereafter)	2.500	07-09-41	75,000	27,545
12	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value

Corporate bonds 14.0%					$22,126,670
(Cost $21,245,315)
Communication services 2.1%					3,285,316
Diversified telecommunication services 0.6%
Embarq Corp.	7.995	06-01-36		70,000	75,067
Frontier Communications Holdings LLC (B)	5.000	05-01-28		65,000	68,250
Frontier Communications Holdings LLC (B)	5.875	10-15-27		65,000	69,063
Frontier Communications Holdings LLC	5.875	11-01-29		90,473	91,575
Frontier Communications Holdings LLC (B)	6.750	05-01-29		105,000	110,644
Telecom Italia SpA (B)	5.303	05-30-24		200,000	215,470
T-Mobile USA, Inc.	2.250	02-15-26		35,000	35,394
T-Mobile USA, Inc. (B)	2.250	02-15-26		90,000	91,013
T-Mobile USA, Inc.	2.625	04-15-26		50,000	51,125
Ziggo BV (B)	5.500	01-15-27		150,000	155,063
Entertainment 0.1%
Cinemark USA, Inc. (B)	5.250	07-15-28		145,000	142,825
Cinemark USA, Inc. (B)	5.875	03-15-26		45,000	45,450
Interactive media and services 0.2%
Arches Buyer, Inc. (B)	4.250	06-01-28		95,000	96,319
Arches Buyer, Inc. (B)	6.125	12-01-28		90,000	91,726
Endure Digital, Inc. (B)	6.000	02-15-29		125,000	118,750
Media 1.0%
Altice France SA (B)	3.375	01-15-28	EUR	100,000	111,360
Altice France SA	5.875	02-01-27	EUR	165,000	199,799
CCO Holdings LLC (B)	4.250	02-01-31		45,000	45,781
CCO Holdings LLC (B)	4.250	01-15-34		125,000	123,828
CCO Holdings LLC (B)	4.500	08-15-30		45,000	46,427
DISH DBS Corp.	5.000	03-15-23		175,000	181,344
DISH DBS Corp.	5.875	07-15-22		75,000	77,297
DISH DBS Corp.	5.875	11-15-24		30,000	32,258
DISH DBS Corp.	7.750	07-01-26		30,000	33,877
Lamar Media Corp.	3.750	02-15-28		30,000	30,857
Nexstar Media, Inc. (B)	5.625	07-15-27		180,000	190,436
Scripps Escrow, Inc. (B)	5.875	07-15-27		125,000	128,281
Sirius XM Radio, Inc. (B)	3.125	09-01-26		25,000	25,344
Sirius XM Radio, Inc. (B)	4.000	07-15-28		65,000	66,097
United Group BV	3.625	02-15-28	EUR	100,000	111,737
Virgin Media Secured Finance PLC (B)	4.125	08-15-30	GBP	100,000	135,468
Wireless telecommunication services 0.2%
Sprint Corp.	7.125	06-15-24		50,000	56,910
Sprint Corp.	7.875	09-15-23		100,000	111,735
Vmed O2 UK Financing I PLC (B)	3.250	01-31-31	EUR	100,000	118,746
Consumer discretionary 2.8%					4,457,965
Auto components 0.2%
Adient Global Holdings, Ltd.	3.500	08-15-24	EUR	200,000	233,398
Automobiles 0.3%
Ford Motor Company	4.346	12-08-26		50,000	53,250
Ford Motor Credit Company LLC	3.339	03-28-22		200,000	201,126
Ford Motor Credit Company LLC	4.542	08-01-26		200,000	215,666
Diversified consumer services 0.1%
Q-Park Holding I BV (B)	2.000	03-01-27	EUR	100,000	110,472
Service Corp. International	4.625	12-15-27		35,000	36,706
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	13

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Diversified consumer services (continued)
SRS Distribution, Inc. (B)	4.625	07-01-28		65,000	$66,313
Hotels, restaurants and leisure 1.0%
Bloomin’ Brands, Inc. (B)	5.125	04-15-29		55,000	57,220
Boyd Gaming Corp.	4.750	12-01-27		25,000	25,767
Caesars Entertainment, Inc. (B)	4.625	10-15-29		40,000	40,500
Caesars Entertainment, Inc. (B)	6.250	07-01-25		95,000	100,012
Caesars Entertainment, Inc. (B)	8.125	07-01-27		60,000	67,454
Caesars Resort Collection LLC (B)	5.250	10-15-25		35,000	35,476
Caesars Resort Collection LLC (B)	5.750	07-01-25		30,000	31,627
Carnival Corp. (B)	5.750	03-01-27		15,000	15,506
Carnival Corp. (B)	7.625	03-01-26		20,000	21,350
Carnival Corp. (B)	11.500	04-01-23		19,000	21,209
Cirsa Finance International Sarl (B)	4.500	03-15-27	EUR	100,000	114,539
Jacobs Entertainment, Inc. (B)	7.875	02-01-24		165,000	170,363
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (B)	4.750	06-01-27		60,000	62,641
New Red Finance, Inc. (B)	3.500	02-15-29		160,000	158,400
New Red Finance, Inc. (B)	4.000	10-15-30		60,000	59,400
Penn National Gaming, Inc. (B)	4.125	07-01-29		30,000	29,652
Penn National Gaming, Inc. (B)	5.625	01-15-27		186,000	191,580
Royal Caribbean Cruises, Ltd. (B)	5.500	08-31-26		125,000	128,493
Sugarhouse HSP Gaming Prop Mezz LP (B)	5.875	05-15-25		55,000	55,000
Wheel Bidco, Ltd. (B)	6.750	07-15-26	GBP	100,000	135,291
Yum! Brands, Inc. (B)	4.750	01-15-30		30,000	32,515
Household durables 0.3%
Adams Homes, Inc. (B)	7.500	02-15-25		20,000	20,850
Ashton Woods USA LLC (B)	4.625	04-01-30		20,000	20,113
Ashton Woods USA LLC (B)	6.625	01-15-28		95,000	100,938
Empire Communities Corp. (B)	7.000	12-15-25		60,000	62,700
KB Home	4.800	11-15-29		30,000	32,700
M/I Homes, Inc. (B)	3.950	02-15-30		40,000	40,100
M/I Homes, Inc.	4.950	02-01-28		70,000	73,238
Taylor Morrison Communities, Inc. (B)	5.750	01-15-28		140,000	155,960
Leisure products 0.1%
MajorDrive Holdings IV LLC (B)	6.375	06-01-29		130,000	125,640
Mattel, Inc. (B)	3.375	04-01-26		30,000	30,933
Mattel, Inc. (B)	5.875	12-15-27		40,000	43,350
Multiline retail 0.0%
Macy’s Retail Holdings LLC (B)	5.875	04-01-29		45,000	48,959
Specialty retail 0.7%
Bath & Body Works, Inc.	5.250	02-01-28		5,000	5,515
Bath & Body Works, Inc. (B)	6.625	10-01-30		50,000	56,750
Group 1 Automotive, Inc. (B)	4.000	08-15-28		45,000	45,788
Lithia Motors, Inc. (B)	4.625	12-15-27		65,000	68,413
Parts Europe SA (B)	6.500	07-16-25	EUR	100,000	120,639
Parts Europe SA	6.500	07-16-25	EUR	100,000	120,639
Specialty Building Products Holdings LLC (B)	6.375	09-30-26		175,000	183,750
Staples, Inc. (B)	7.500	04-15-26		200,000	202,845
The Gap, Inc. (B)	3.625	10-01-29		75,000	75,188
The Gap, Inc. (B)	3.875	10-01-31		75,000	75,000
The Michaels Companies, Inc. (B)	5.250	05-01-28		75,000	77,363
The Michaels Companies, Inc. (B)	7.875	05-01-29		50,000	51,961
14	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.1%
G-III Apparel Group, Ltd. (B)	7.875	08-15-25		55,000	$59,606
PVH Corp.	4.625	07-10-25		80,000	88,101
Consumer staples 0.5%					842,095
Food and staples retailing 0.2%
Bellis Acquisition Company PLC (B)	3.250	02-16-26	GBP	100,000	132,351
Performance Food Group, Inc. (B)	4.250	08-01-29		65,000	65,163
Performance Food Group, Inc. (B)	5.500	10-15-27		45,000	47,115
Food products 0.1%
B&G Foods, Inc.	5.250	09-15-27		55,000	57,364
Post Holdings, Inc. (B)	5.625	01-15-28		70,000	73,542
Post Holdings, Inc. (B)	5.750	03-01-27		50,000	51,961
Household products 0.2%
Diamond BC BV (B)	4.625	10-01-29		15,000	15,225
Diamond BC BV	5.625	08-15-25	EUR	100,000	117,341
Energizer Gamma Acquisition BV (B)	3.500	06-30-29	EUR	200,000	229,884
Personal products 0.0%
Prestige Brands, Inc. (B)	5.125	01-15-28		50,000	52,149
Energy 2.0%					3,175,252
Energy equipment and services 0.0%
Transocean, Inc.	6.800	03-15-38		60,000	35,400
Oil, gas and consumable fuels 2.0%
Antero Midstream Partners LP (B)	5.750	01-15-28		90,000	93,263
Apache Corp.	4.375	10-15-28		50,000	54,063
Apache Corp.	4.625	11-15-25		105,000	112,875
Apache Corp.	5.100	09-01-40		8,000	8,960
Buckeye Partners LP (B)	4.125	03-01-25		45,000	46,632
Buckeye Partners LP	4.125	12-01-27		15,000	15,300
Buckeye Partners LP (B)	4.500	03-01-28		40,000	40,600
Cheniere Energy Partners LP	4.500	10-01-29		71,000	75,482
Cheniere Energy, Inc.	4.625	10-15-28		20,000	21,075
Continental Resources, Inc.	4.375	01-15-28		45,000	49,781
Continental Resources, Inc.	4.900	06-01-44		25,000	28,000
Continental Resources, Inc. (B)	5.750	01-15-31		35,000	42,306
DCP Midstream Operating LP	5.375	07-15-25		45,000	49,725
DT Midstream, Inc. (B)	4.125	06-15-29		124,000	125,743
EG Global Finance PLC	4.375	02-07-25	EUR	100,000	115,092
EG Global Finance PLC	6.250	10-30-25	EUR	100,000	118,325
EnLink Midstream LLC (B)	5.625	01-15-28		91,000	96,891
EQM Midstream Partners LP (B)	4.500	01-15-29		40,000	41,500
EQM Midstream Partners LP (B)	4.750	01-15-31		30,000	31,201
EQM Midstream Partners LP (B)	6.000	07-01-25		15,000	16,443
EQM Midstream Partners LP (B)	6.500	07-01-27		15,000	16,871
EQM Midstream Partners LP	6.500	07-15-48		50,000	56,875
EQT Corp. (B)	3.125	05-15-26		45,000	46,130
Occidental Petroleum Corp.	3.000	02-15-27		140,000	139,892
Occidental Petroleum Corp.	3.200	08-15-26		25,000	25,524
Occidental Petroleum Corp.	3.400	04-15-26		60,000	61,538
Occidental Petroleum Corp.	4.200	03-15-48		121,000	115,858
Occidental Petroleum Corp.	4.400	04-15-46		29,000	28,923
Occidental Petroleum Corp.	5.500	12-01-25		20,000	22,150
Occidental Petroleum Corp.	6.125	01-01-31		20,000	24,010
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Occidental Petroleum Corp.	6.375	09-01-28		5,000	$5,850
Ovintiv Exploration, Inc.	5.375	01-01-26		25,000	28,267
Ovintiv Exploration, Inc.	5.625	07-01-24		80,000	88,708
Petrobras Global Finance BV	5.093	01-15-30		80,000	84,582
Petrobras Global Finance BV	5.600	01-03-31		50,000	54,275
Petrobras Global Finance BV	5.750	02-01-29		160,000	178,624
Petrobras Global Finance BV	6.900	03-19-49		50,000	55,683
Petroleos Mexicanos	6.750	09-21-47		125,000	109,021
Petroleos Mexicanos	6.840	01-23-30		175,000	180,756
Range Resources Corp. (B)	8.250	01-15-29		30,000	33,752
Rockcliff Energy II LLC (B)	5.500	10-15-29		5,000	5,075
Targa Resources Partners LP (B)	4.000	01-15-32		30,000	31,004
Targa Resources Partners LP	4.875	02-01-31		20,000	21,575
Targa Resources Partners LP	6.500	07-15-27		115,000	123,996
Venture Global Calcasieu Pass LLC (B)	3.875	08-15-29		65,000	66,953
Venture Global Calcasieu Pass LLC (B)	4.125	08-15-31		45,000	46,913
Western Midstream Operating LP	5.300	02-01-30		150,000	165,750
Western Midstream Operating LP	6.500	02-01-50		50,000	58,839
YPF SA	7.000	12-15-47		120,000	79,201
Financials 1.8%					2,864,514
Banks 0.5%
Banco de Credito Social Cooperativo SA (5.250% to 5-27-26, then 5 Year Euro Swap Rate + 5.419%)	5.250	11-27-31	EUR	100,000	122,850
Banco do Brasil SA	4.625	01-15-25		200,000	211,252
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (E)	9.000	06-18-24		200,000	221,440
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(E)	8.125	12-23-25		250,000	301,875
Capital markets 0.1%
Credit Suisse Group AG (5.250% to 2-11-27, then 5 Year CMT + 4.889%) (B)(E)	5.250	02-11-27		200,000	209,250
Consumer finance 0.3%
Credit Acceptance Corp. (B)	5.125	12-31-24		75,000	77,250
Credit Acceptance Corp.	6.625	03-15-26		70,000	73,150
goeasy, Ltd. (B)	4.375	05-01-26		25,000	25,688
goeasy, Ltd. (B)	5.375	12-01-24		95,000	97,850
OneMain Finance Corp.	4.000	09-15-30		60,000	59,700
OneMain Finance Corp.	5.375	11-15-29		85,000	92,127
OneMain Finance Corp.	6.125	03-15-24		5,000	5,343
OneMain Finance Corp.	6.875	03-15-25		60,000	67,425
Diversified financial services 0.1%
AA Bond Company, Ltd.	6.269	07-31-25	GBP	100,000	153,781
Insurance 0.2%
Acrisure LLC (B)	10.125	08-01-26		75,000	83,625
AssuredPartners, Inc. (B)	5.625	01-15-29		45,000	45,279
Genworth Holdings, Inc.	4.800	02-15-24		5,000	5,100
Genworth Holdings, Inc.	4.900	08-15-23		75,000	76,674
Genworth Holdings, Inc.	6.500	06-15-34		50,000	52,000
Thrifts and mortgage finance 0.6%
Enact Holdings, Inc. (B)	6.500	08-15-25		125,000	136,471
Home Point Capital, Inc. (B)	5.000	02-01-26		125,000	113,315
LD Holdings Group LLC (B)	6.125	04-01-28		35,000	32,988
16	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
LD Holdings Group LLC (B)	6.500	11-01-25		120,000	$119,700
MGIC Investment Corp.	5.250	08-15-28		115,000	122,711
Nationstar Mortgage Holdings, Inc. (B)	5.125	12-15-30		70,000	70,155
PennyMac Financial Services, Inc. (B)	4.250	02-15-29		125,000	119,009
PennyMac Financial Services, Inc. (B)	5.375	10-15-25		60,000	61,707
United Wholesale Mortgage LLC (B)	5.500	04-15-29		110,000	106,799
Health care 1.2%					1,892,645
Biotechnology 0.1%
Grifols Escrow Issuer SA (B)	3.875	10-15-28	EUR	100,000	115,835
Health care equipment and supplies 0.2%
Hill-Rom Holdings, Inc. (B)	4.375	09-15-27		80,000	83,652
Mozart Debt Merger Sub, Inc. (B)	3.875	04-01-29		180,000	180,000
Mozart Debt Merger Sub, Inc. (B)	5.250	10-01-29		50,000	50,131
Health care providers and services 0.4%
Community Health Systems, Inc. (B)	4.750	02-15-31		155,000	155,969
Community Health Systems, Inc. (B)	5.625	03-15-27		20,000	20,943
Community Health Systems, Inc. (B)	6.625	02-15-25		95,000	99,394
HCA, Inc.	5.375	02-01-25		200,000	223,500
HCA, Inc.	5.375	09-01-26		60,000	68,649
HCA, Inc.	5.625	09-01-28		10,000	11,897
HCA, Inc.	5.875	02-01-29		5,000	6,008
HCA, Inc.	7.500	11-15-95		45,000	68,175
Health care technology 0.1%
CAB SELAS (B)	3.375	02-01-28	EUR	100,000	116,517
Life sciences tools and services 0.1%
Avantor Funding, Inc. (B)	3.875	07-15-28	EUR	100,000	120,923
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (B)	5.000	01-30-28		135,000	128,077
Bausch Health Companies, Inc. (B)	5.000	02-15-29		225,000	209,531
Bausch Health Companies, Inc. (B)	6.125	04-15-25		78,000	79,611
Catalent Pharma Solutions, Inc. (B)	3.125	02-15-29		30,000	29,459
Catalent Pharma Solutions, Inc. (B)	3.500	04-01-30		20,000	20,000
Teva Pharmaceutical Finance Netherlands III BV	2.800	07-21-23		105,000	104,374
Industrials 1.6%					2,475,182
Aerospace and defense 0.1%
TransDigm, Inc.	5.500	11-15-27		55,000	56,513
TransDigm, Inc. (B)	6.250	03-15-26		150,000	156,375
Air freight and logistics 0.0%
First Student Bidco, Inc. (B)	4.000	07-31-29		55,000	54,244
Building products 0.2%
Advanced Drainage Systems, Inc. (B)	5.000	09-30-27		25,000	26,100
Builders FirstSource, Inc. (B)	5.000	03-01-30		45,000	47,953
LBM Acquisition LLC (B)	6.250	01-15-29		115,000	114,943
Signal Parent, Inc. (B)	6.125	04-01-29		109,000	104,095
Victors Merger Corp. (B)	6.375	05-15-29		85,000	81,388
Commercial services and supplies 0.3%
American Builders & Contractors Supply Company, Inc. (B)	4.000	01-15-28		85,000	86,806
APX Group, Inc. (B)	6.750	02-15-27		50,000	53,118
Arena Luxembourg Finance Sarl (B)	1.875	02-01-28	EUR	100,000	109,339
Clean Harbors, Inc. (B)	4.875	07-15-27		49,000	50,838
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Commercial services and supplies (continued)
Scientific Games International, Inc.	5.500	02-15-26	EUR	100,000	$119,020
Electrical equipment 0.2%
Sensata Technologies BV (B)	5.000	10-01-25		100,000	110,125
Sensata Technologies BV (B)	5.625	11-01-24		10,000	11,068
Techem Verwaltungsgesellschaft 675 mbH (B)	2.000	07-15-25	EUR	100,000	114,958
Machinery 0.2%
Meritor, Inc. (B)	4.500	12-15-28		95,000	95,238
TK Elevator Midco GmbH (B)	4.375	07-15-27	EUR	100,000	120,908
Verisure Holding AB (B)	3.250	02-15-27	EUR	100,000	116,329
Professional services 0.3%
La Financiere Atalian SASU	4.000	05-15-24	EUR	100,000	113,668
La Financiere Atalian SASU (B)	4.000	05-15-24	EUR	100,000	113,668
Nielsen Finance LLC (B)	4.500	07-15-29		163,000	159,381
Trading companies and distributors 0.2%
Herc Holdings, Inc. (B)	5.500	07-15-27		140,000	146,892
Loxam SAS	3.250	01-14-25	EUR	100,000	116,704
United Rentals North America, Inc.	3.750	01-15-32		45,000	45,506
Transportation infrastructure 0.1%
Imola Merger Corp. (B)	4.750	05-15-29		145,000	150,005
Information technology 0.6%					854,109
IT services 0.3%
Black Knight InfoServ LLC (B)	3.625	09-01-28		70,000	70,350
Go Daddy Operating Company LLC (B)	3.500	03-01-29		100,000	99,125
Presidio Holdings, Inc. (B)	4.875	02-01-27		125,000	129,063
Presidio Holdings, Inc. (B)	8.250	02-01-28		60,000	64,575
Software 0.2%
CDK Global, Inc. (B)	5.250	05-15-29		60,000	64,808
Open Text Corp. (B)	3.875	02-15-28		85,000	86,700
PTC, Inc. (B)	4.000	02-15-28		20,000	20,525
SS&C Technologies, Inc. (B)	5.500	09-30-27		150,000	158,390
Technology hardware, storage and peripherals 0.1%
Xerox Corp.	4.375	03-15-23		140,000	144,812
Xerox Holdings Corp. (B)	5.000	08-15-25		15,000	15,761
Materials 1.2%					1,932,029
Containers and packaging 0.8%
ARD Finance SA (5.000% Cash or 5.750% PIK) (B)	5.000	06-30-27	EUR	195,000	234,407
Ardagh Packaging Finance PLC (B)	2.125	08-15-26	EUR	105,000	121,625
Berry Global, Inc. (B)	1.500	01-15-27	EUR	106,000	127,480
Berry Global, Inc. (B)	5.625	07-15-27		35,000	36,985
Crown European Holdings SA	2.875	02-01-26	EUR	125,000	154,032
Mauser Packaging Solutions Holding Company (B)	7.250	04-15-25		50,000	49,695
OI European Group BV (B)	4.000	03-15-23		10,000	10,200
Owens-Brockway Glass Container, Inc. (B)	5.875	08-15-23		165,000	174,488
Silgan Holdings, Inc.	2.250	06-01-28	EUR	100,000	116,581
Titan Holdings II BV (B)	5.125	07-15-29	EUR	100,000	117,297
Trivium Packaging Finance BV	3.750	08-15-26	EUR	100,000	118,420
Metals and mining 0.3%
ABJA Investment Company Pte, Ltd.	5.450	01-24-28		200,000	217,637
Constellium SE	4.250	02-15-26	EUR	125,000	146,512
FMG Resources August 2006 Pty, Ltd. (B)	4.500	09-15-27		15,000	15,862
18	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining (continued)
Novelis Corp. (B)	3.250	11-15-26	30,000	$30,425
Novelis Corp. (B)	3.875	08-15-31	35,000	34,617
Novelis Corp. (B)	4.750	01-30-30	75,000	78,953
Paper and forest products 0.1%
Flex Acquisition Company, Inc. (B)	6.875	01-15-25	145,000	146,813
Real estate 0.1%				131,785
Equity real estate investment trusts 0.1%
VICI Properties LP (B)	3.500	02-15-25	10,000	10,200
VICI Properties LP (B)	3.750	02-15-27	5,000	5,175
VICI Properties LP (B)	4.250	12-01-26	60,000	62,660
VICI Properties LP (B)	4.625	12-01-29	50,000	53,750
Utilities 0.1%				215,778
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	102,000	112,690
AmeriGas Partners LP	5.625	05-20-24	20,000	21,650
AmeriGas Partners LP	5.875	08-20-26	10,000	11,300
Independent power and renewable electricity producers 0.0%
Clearway Energy Operating LLC (B)	3.750	02-15-31	60,000	60,150

Clearway Energy Operating LLC (B)	3.750	01-15-32	10,000	9,988
Convertible bonds 0.3%				$490,295
(Cost $452,280)
Consumer discretionary 0.1%				211,945
Automobiles 0.1%
Ford Motor Company, Zero Coupon (B)	0.000	03-15-26	105,000	113,203
Hotels, restaurants and leisure 0.0%
DraftKings, Inc. (B)(F)	1.962	03-15-28	64,000	56,352
Shake Shack, Inc. (B)(F)	2.568	03-01-28	50,000	42,390
Energy 0.1%				80,700
Oil, gas and consumable fuels 0.1%
Pioneer Natural Resources Company	0.250	05-15-25	50,000	80,700
Health care 0.0%				38,525
Health care equipment and supplies 0.0%
NuVasive, Inc.	0.375	03-15-25	40,000	38,525
Industrials 0.1%				103,300
Airlines 0.0%
JetBlue Airways Corp. (B)	0.500	04-01-26	37,000	36,254
Machinery 0.1%
The Middleby Corp.	1.000	09-01-25	47,000	67,046
Real estate 0.0%				55,825
Equity real estate investment trusts 0.0%

Pebblebrook Hotel Trust	1.750	12-15-26	50,000	55,825
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value

Term loans (G) 0.3%					$383,212
(Cost $389,400)
Consumer staples 0.1%					113,180
Food products 0.1%
Froneri Lux FinCo SARL, 2020 EUR Term Loan B1 (6 month EURIBOR + 2.375%)	2.375	01-29-27	EUR	100,000	113,180
Financials 0.2%					270,032
Diversified financial services 0.1%
Crown Finance US, Inc., 2018 USD Term Loan (6 month LIBOR + 2.500%)	3.500	02-28-25		200,765	165,017
Crown Finance US, Inc., 2021 Incremental Term Loan B1 (3 month LIBOR + 8.250%)	9.250	05-23-24		8,658	9,242
Insurance 0.1%
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%)	2.875	04-25-25		96,750	95,773

	Par value^	Value
Escrow certificates 0.0%		$0
(Cost $194)
Texas Competitive Electric Holdings Company LLC (A)(D)	500,000	0
Short-term investments 1.7%		$2,800,000
(Cost $2,800,000)
Repurchase agreement 1.7%		2,800,000
Goldman Sachs Tri-Party Repurchase Agreement dated 9-30-21 at 0.050% to be repurchased at $2,800,004 on 10-1-21, collateralized by $105,439 Federal Home Loan Mortgage Corp., 2.500% - 9.500% due 10-25-21 to 12-1-38 (valued at $113,114), $46,233 Federal National Mortgage Association, 1.375% - 7.000% due 10-25-21 to 5-1-40 (valued at $49,668) and $2,520,290 Government National Mortgage Association, 2.500% - 8.500% due 10-15-26 to 9-15-56 (valued at $2,693,218)	2,800,000	2,800,000

Total investments (Cost $150,417,166) 97.9%	$154,659,507
Other assets and liabilities, net 2.1%	3,237,016
Total net assets 100.0%	$157,896,523

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
EUR	Euro
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
20	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
The fund had the following country composition as a percentage of net assets on 9-30-21:
United States	43.2%
Japan	12.3%
United Kingdom	6.9%
France	6.0%
Canada	5.0%
Switzerland	4.5%
Netherlands	2.6%
Australia	1.8%
South Korea	1.3%
South Africa	1.3%
Other countries	15.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HEDGED EQUITY & INCOME FUND	21

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro STOXX 50 Index Futures	185	Short	Dec 2021	$(8,920,168)	$(8,674,650)	$245,518
FTSE 100 Index Futures	19	Short	Dec 2021	(1,800,202)	(1,810,859)	(10,657)
MSCI EAFE Index Futures	67	Short	Dec 2021	(7,967,327)	(7,594,450)	372,877
S&P/TSX 60 Index Futures	17	Short	Dec 2021	(3,303,641)	(3,210,753)	92,888
						$700,626
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	45,000	USD	35,610	DB	10/6/2021	—	$(82)
CAD	110,000	USD	87,196	GSI	10/6/2021	—	(350)
EUR	70,000	USD	82,023	CITI	10/29/2021	—	(901)
EUR	79,000	USD	92,862	DB	10/29/2021	—	(1,309)
EUR	19,000	USD	22,031	GSI	10/29/2021	—	(12)
GBP	13,000	USD	17,478	MSI	10/6/2021	$38	—
USD	1,586,347	CAD	2,005,000	MSI	12/15/2021	3,391	—
USD	87,602	EUR	75,000	CITI	10/29/2021	685	—
USD	116,659	EUR	100,000	SSB	10/29/2021	770	—
USD	8,011,550	EUR	6,746,000	DB	12/15/2021	185,754	—
USD	17,911	GBP	13,000	MSI	10/6/2021	395	—
USD	17,478	GBP	13,000	MSI	11/4/2021	—	(38)
USD	3,003,777	GBP	2,177,000	BNP	12/15/2021	70,188	—
USD	1,489,808	JPY	163,800,000	MSI	12/15/2021	17,141	—
						$278,362	$(2,692)
WRITTEN OPTIONS
Options on index
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	S&P 500 Index	USD	4,400.00	Oct 2021	36	3,600	$226,320	$(226,320)
							$226,320	$(226,320)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar

Derivatives Abbreviations
BNP	BNP Paribas
CITI	Citibank, N.A.
DB	Deutsche Bank AG
GSI	Goldman Sachs International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
SSB	State Street Bank and Trust Company
22	JOHN HANCOCK HEDGED EQUITY & INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$12,602,256	$5,102,015	$7,500,241	—
Consumer discretionary	10,188,444	2,846,259	7,342,185	—
Consumer staples	9,438,048	6,573,523	2,864,525	—
Energy	7,560,028	4,610,112	2,949,916	—
Financials	29,212,388	9,112,345	20,100,043	—
Health care	15,381,377	10,224,171	5,157,206	—
Industrials	12,884,465	3,151,035	9,733,430	—
Information technology	12,834,382	8,275,575	4,558,807	—
Materials	6,613,844	910,669	5,703,175	—
Real estate	4,602,541	2,752,768	1,849,773	—
|	23

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Utilities	$6,432,058	$4,503,820	$1,928,238	—
Preferred securities	921,260	—	921,260	—
Exchange-traded funds	86,947	86,947	—	—
Closed-end funds	49,217	49,217	—	—
Foreign government obligations	52,075	—	52,075	—
Corporate bonds	22,126,670	—	22,126,670	—
Convertible bonds	490,295	—	490,295	—
Term loans	383,212	—	383,212	—
Short-term investments	2,800,000	—	2,800,000	—
Total investments in securities	$154,659,507	$58,198,456	$96,461,051	—
Derivatives:
Assets
Futures	$711,283	$711,283	—	—
Forward foreign currency contracts	278,362	—	$278,362	—
Liabilities
Futures	(10,657)	(10,657)	—	—
Forward foreign currency contracts	(2,692)	—	(2,692)	—
Written options	(226,320)	—	(226,320)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Allstar Co-Invest LLC (LLC Interest)	8-1-11	$240,553	236,300	—	—	236,300	0.0%	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
24	|